Equity	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
EQUITY
19.	EQUITY

Common shares

According to the Company’s Bye-laws, the authorized share capital of the Group consists of 750,000,000 common shares, par value USD 0.01 per share, and 100,000,000 preference shares, par value USD 0.01 per share. As at 31 December 2022, the issued share capital was 48,986,609 (31 December 2021: 48,880,441) (including 3,012,500 common shares (“Earnout Shares”) subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends), and no preference shares issued and outstanding. All of the issued and outstanding common shares are fully paid.

The following table sets out the number of common shares issued and outstanding as at 31 December 2022 and 2021:

	2022
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,306,928	453
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (see note 32)	667,181	7
Common shares issued	48,986,609	490

	2021
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,471,084	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (see note 32)	396,857	4
	48,880,441	489

*	The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.

Fair value reserve

The movement of this item is as follows:

	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Balance at the beginning of the year	8,215	18,160	4,274
Net change in fair value reserve during the year for bonds at fair value through OCI, net of tax	(45,135)	(9,240)	11,481
Net change in fair value reserve during the year for equities at fair value through OCI	(1,940)	(819)	(71)
Realized gain on sale of equities at fair value through other comprehensive income	19	-	2,341
ECL (release) charge transferred to consolidated statement of income	(138)	114	135
Balance at the end of the year	(38,979)	8,215	18,160

Foreign currency translation reserve

The foreign currency translation reserve is used to record the exchange difference arising from the translation of the financial statements of foreign subsidiaries and associates to the Group’s functional currency.